Life and Health Reserves - Expected future gross premiums and future benefit payments (Details) - Life and Health - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term protection
Liability for Future Policy Benefit, Activity [Line Items]
Undiscounted expected future gross premiums	$ 22,577,821	$ 19,982,118	$ 17,229,187
Undiscounted expected future benefit payments	19,981,172	17,642,176	15,441,167
Longevity
Liability for Future Policy Benefit, Activity [Line Items]
Undiscounted expected future gross premiums	17,998,514	13,032,711	13,647,768
Undiscounted expected future benefit payments	$ 16,929,038	$ 12,199,575	$ 12,752,333